AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 96.5%
Communication Services - 25.6%
Alphabet, Inc., Class C*	422	$1,145,295
Liberty Broadband Corp., Class C*	11,190	1,660,708
Liberty Media Corp.-Liberty SiriusXM, Class C*	47,216	2,196,961
Meta Platforms, Inc., Class A*	6,423	2,012,069
News Corp., Class A	65,226	1,450,626
T-Mobile US, Inc.*	18,235	1,972,480

Total Communication Services		10,438,139
Consumer Discretionary - 5.9%
Bath & Body Works, Inc.	23,177	1,299,534
LKQ Corp.	19,774	1,085,395

Total Consumer Discretionary		2,384,929
Consumer Staples - 11.1%
Keurig Dr Pepper, Inc.	90,579	3,437,473
Nestle SA, Sponsored ADR (Switzerland)	8,356	1,079,094

Total Consumer Staples		4,516,567
Energy - 4.1%
Pioneer Natural Resources Co.	7,594	1,662,251
Financials - 19.6%
Ares Management Corp., Class A	4,091	326,135
Berkshire Hathaway, Inc., Class B*	7,536	2,358,919
KKR & Co., Inc.	26,846	1,910,361
The Progressive Corp.	14,911	1,620,229
Willis Towers Watson PLC (United Kingdom)	7,625	1,783,945

Total Financials		7,999,589
	Shares	Value
Health Care - 10.4%
CVS Health Corp.	9,024	$961,146
McKesson Corp.	7,497	1,924,630
UnitedHealth Group, Inc.	2,882	1,361,947

Total Health Care		4,247,723
Information Technology - 15.4%
Fiserv, Inc.*	27,022	2,856,225
Visa, Inc., Class A1	15,060	3,406,120

Total Information Technology		6,262,345
Utilities - 4.4%
American Electric Power Co., Inc.	19,775	1,787,660

Total Common Stocks (Cost $36,355,724)		39,299,203
Short-Term Investments - 2.8%
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	751,941	751,941
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	387,364	387,364

Total Short-Term Investments (Cost $1,139,305)		1,139,305
Total Investments - 99.3% (Cost $37,495,029)		40,438,508
Other Assets, less Liabilities - 0.7%		282,284
Net Assets - 100.0%		$40,720,792

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,366,417 or 5.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$39,299,203	—	—	$39,299,203
Short-Term Investments
Other Investment Companies	1,139,305	—	—	1,139,305
Total Investments in Securities	$40,438,508	—	—	$40,438,508

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,366,417	—	$2,433,834	$2,433,834
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	02/15/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.